FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,000,241	$ 1,211,154
Non-current financial liabilities at amortised cost	5,823,961	5,522,803
Financial liabilities at amortised cost	6,824,202	6,733,957
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	306,358	460,009
Non-current financial liabilities at amortised cost	5,675,846	5,318,756
Financial liabilities at amortised cost	5,982,204	5,778,765
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	63,640	69,208
Non-current financial liabilities at amortised cost	148,115	201,817
Financial liabilities at amortised cost	211,755	271,025
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	626,504	673,057
Non-current financial liabilities at amortised cost	0	2,230
Financial liabilities at amortised cost	626,504	675,287
Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	3,739	8,880
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	$ 3,739	$ 8,880